     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
      AUGUST 12, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND
         FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON SEPTEMBER 30, 2005.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2005
                Check here if Amendment [X]; Amendment Number: 4
                        This Amendment (Check only one):
                          [ ] is a restatement
                          [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:      Stark Offshore Management, LLC
Address:   3600 South Lake Drive
           St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-11007

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Colin M. Lancaster
Title:  General Counsel
Phone:  (414) 294-7000

Signature, Place and Date of Signing:

  /s/ Colin M. Lancaster        St. Francis, Wisconsin       October 7, 2005
--------------------------    --------------------------   -------------------
         (Signature)                 (City, State)               (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     6

Form 13F Information Table Value Total:     $34,178 (thousands)

List of Other Included Managers:            None

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------
     Column 1        Column 2   Column 3    Column 4           Column 5            Column 6    Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Voting Authority
                     Title of                 Value    Shrs or             Put/   Investment    Other     --------------------
                       Class      CUSIP     (X$1000)   Prn Amt    SH/PRN   Call   Discretion   Managers   Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------
Brookstone Inc Com   Common     114537103   $ 5,890    295,387        SH             Sole                 X
InfoUSA Inc New
Com                  Common     456818301   $ 7,058    664,626        SH             Sole                 X
Keith Companies
Inc Com              Common     487539108   $ 4,674          0        SH             Sole                 X
MetalsUSA Inc Com
New                  Common     591324207   $10,458    549,825        SH             Sole                 X
Nuance
Communications
Inc Com              Common     669967101   $   628          0        SH             Sole                 X
ShopKo Stores Inc    Common     824911101   $ 5,470          0        SH             Sole                 X